Summary of Significant Accounting Principles (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Principles [Line Items]
CODM description	This determination is based upon the financial information reviewed by our Chief Operating Decision Maker (“CODM”). Our CODM is our management committee, which is comprised of the Company’s Chief Executive Officer, President and Chief Financial Officer who collectively assess the performance of the Company and allocate resources across the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Number of Reportable Segments | Segment	1
Securities sold not yet purchased obligations | $	$ 29,540		$ 1,115
Customer Concentration Risk [Member] | UNITED STATES | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	86.00%		90.00%
Customer Concentration Risk [Member] | UNITED STATES | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	63.00%		69.00%
Customer Concentration Risk [Member] | HONG KONG | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	14.00%		14.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	19.00%	18.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	75.00%		73.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	11.00%	16.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			17.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		11.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		11.00%